ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234		47,870
Increases	21,225	859		22,084
Decreases (utilized)	(60,498)	(2,969)		(63,467)
Adjustments	724	3,443		4,167
As of December 31, 2023	8,087	2,567		10,654
	(1)	(0)	—	0
	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969		30,711
Increases	123,878	2,547		126,425
Decreases (utilized)	(108,531)	(2,192)		(110,723)
Adjustments	1,547	(90)		1,457
As of December 31, 2022	46,636	1,234		47,870
	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of January 1, 2021	16,380	1,963		18,343
Increases	94,640	851		95,491
Decreases (utilized)	(80,633)	(2,179)		(82,812)
Adjustments	(645)	334		(311)
As of December 31, 2021	29,742	969		30,711